Accounts Receivable - Net - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounts Notes And Loans Receivable [Line Items]
Accounts receivables, net, current, total	$ 74,464	$ 66,205
Trade Accounts Receivable
Accounts Notes And Loans Receivable [Line Items]
Accounts receivables, gross, current	77,537	69,448
Allowance for doubtful accounts	(4,570)	(4,779)
Accounts receivables, net, current, total	72,967	64,669
Other Receivables
Accounts Notes And Loans Receivable [Line Items]
Accounts receivables, net, current, total	$ 1,497	$ 1,536